Note 16 - Income Tax: Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Text Block [Abstract]
Book loss			$ (1,890,600)	$ (1,504,600)
Meals and Entertainment			300	1,600
Depreciation			0	(300)
Other Nondeductible Expense			1,543,700	77,900
Payroll accrual			35,500	6,000
Related party accruals			0	(500)
Valuation allowance			311,100	1,419,900
Income Tax Expense (Benefit), Total	$ 0	$ 0	$ 0	$ 0